Sales Incentives - Sales Deductions and Product Returns (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Accounts Receivable Reserves [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ (183,368)	$ (117,203)	$ (90,224)
Provision recorded for current period sales	(1,216,381)	(621,760)	(455,445)
Credits processed/Payments	1,162,402	555,595	428,466
Ending balance	(237,347)	(183,368)	(117,203)
Accounts Receivable Reserves [Member] | Chargebacks [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	(46,919)	(22,792)	(20,789)
Provision recorded for current period sales	(772,584)	(310,355)	(263,330)
Credits processed/Payments	755,384	286,228	261,327
Ending balance	(64,119)	(46,919)	(22,792)
Accounts Receivable Reserves [Member] | Rebates and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	(136,449)	(94,411)	(69,435)
Provision recorded for current period sales	(443,797)	(311,405)	(192,115)
Credits processed/Payments	407,018	269,367	167,139
Ending balance	(173,228)	(136,449)	(94,411)
Current Liabilities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	(107,330)	(77,398)	(67,263)
Provision recorded for current period sales	(159,758)	(110,989)	(81,161)
Credits processed/Payments	102,006	81,057	71,026
Ending balance	(165,082)	(107,330)	(77,398)
Current Liabilities [Member] | Returns [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	(64,144)	(49,701)	(33,426)
Provision recorded for current period sales	(85,990)	(47,209)	(37,977)
Credits processed/Payments	40,369	32,766	21,702
Ending balance	(109,765)	(64,144)	(49,701)
Current Liabilities [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	(43,186)	(27,697)	(33,837)
Provision recorded for current period sales	(73,768)	(63,780)	(43,184)
Credits processed/Payments	61,637	48,291	49,324
Ending balance	$ (55,317)	$ (43,186)	$ (27,697)